Business Combinations (Details) - Schedule of allocation of the purchase price of the assets acquired and liabilities assumed ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Schedule of allocation of the purchase price of the assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents	¥ 90,115	$ 13,811	¥ 140,132	¥ 4,254		¥ 24,248
Accounts receivable						165
Prepayments and other current assets				8,974		43,122
Inventories						2,517
Prepaid tax	14,460	2,216	12,265			613
Other current assets						3,804
Property, plant and equipment				6,959		3,679
Operating lease right-of-use	322,559	49,434	484,225	15,320	¥ 397,490
Intangible assets	19,337		24,968	200		41,010
Accounts payable				(1,518)		(1,467)
Deferred revenue				(25,098)		(149,656)
Salary and welfare payable	(67,609)	(10,362)	(74,139)	(1,219)		(6,981)
Deferred tax liabilities						(17,832)
Fair value of non-controlling interests						(26,070)
Accrued expenses and other payables				(2,795)
Operating lease liabilities	¥ (131,151)	$ (20,100)	¥ (142,155)	(15,320)	¥ (99,706)
Goodwill				25,253		221,888
Total purchase consideration				¥ 15,010		¥ 139,040